UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------


Check here if Amendment [  ]: Amendment Number:
                                                  ------------

         This Amendment (Check only one):   | |  is a restatement
                                            | |  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number:  028-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:


/s/ James Vernon                London, United Kingdom     November 14, 2008
-------------------------   ---------------------------    ------------------
    [Signature]                    [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                          ------------------------------------

Form 13F Information Table Entry Total:             44
                                          ------------------------------------


Form 13F Information Table Value Total:           $179,631
                                          ------------------------------------
                                                (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

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
                                                 BREVAN HOWARD ASSET MANAGEMENT LLP
                                                              FORM 13F
                                                  Quarter Ended September 30, 2008

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                              CLASS                         VALUE   SHRS OR  SH/  PUT/  INVSTMENT/   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE  SHARED  NONE
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
ALPHA NATURAL RESOURCES INC   COM             02076X102    6,346    123,400   SH        SOLE                     123,400
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ALTRIA GROUP INC              COM             02209S103    1,587     80,000   SH        SOLE                      80,000
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ANHEUSER BUSCH COS INC        COM             035229103    1,946     30,000   SH        SOLE                      30,000
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ARCH COAL INC                 COM             039380100    5,193    157,900   SH        SOLE                     157,900
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AVON PRODS INC                COM             054303102    2,079     50,000   SH        SOLE                      50,000
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BARE ESCENTUALS INC           COM             067511105      870     80,000   SH        SOLE                      80,000
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CAMECO CORP                   COM             13321L108      669     30,000   SH        SOLE                      30,000
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CAMERON INTERNATIONAL CORP    COM             13342B105      771     20,000   SH        SOLE                      20,000
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CANADIAN NAT RES LTD          COM             136385101      685     10,000   SH        SOLE                      10,000
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CHESAPEAKE ENERGY CORP        COM             165167107      717     20,000   SH        SOLE                      20,000
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CME GROUP INC                 COM             12572Q105    7,618     20,505   SH        SOLE                      20,505
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COMMTOUCH SOFTWARE LTD        SHS NEW         M25596202    2,530  1,045,567   SH        SOLE                   1,045,567
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COMPANHIA DE SANEAMENTO BASI  SPONSORED ADR   20441A102    1,418     50,000   SH        SOLE                      50,000
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DIAMOND OFFSHORE DRILLING IN  COM             25271C102   19,581    190,000   SH        SOLE                     190,000
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ENCANA CORP                   COM             292505104      986     15,000   SH        SOLE                      15,000
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GENERAL CABLE CORP DEL NEW    COM             369300108      356     10,000   SH        SOLE                      10,000
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GOLDCORP INC NEW              COM             380956409    2,372     75,000   SH        SOLE                      75,000
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HALLIBURTON CO                COM             406216101      648     20,000   SH        SOLE                      20,000
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HERCULES OFFSHORE INC         COM             427093109    1,364     90,000   SH        SOLE                      90,000
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ISHARES INC                   MSCI BRAZIL     464286400    7,039    125,000   SH  PUT   SOLE                     125,000
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ISHARES INC                   MSCI MEX INVEST 464286822    1,167     25,000   SH  PUT   SOLE                      25,000
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ISHARES SILVER TRUST          ISHARES         46428Q109    4,503    380,000   SH        SOLE                     380,000
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ISHARES TR                    RUSSELL 2000    464287655    6,800    100,000   SH  PUT   SOLE                     100,000
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ISHARES TR                    MSCI EMERG MKT  464287234   15,377    450,000   SH        SOLE                     450,000
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MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605      442     12,000   SH        SOLE                      12,000
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MCDERMOTT INTL INC            COM             580037109    2,197     86,007   SH        SOLE                      86,007
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NATIONAL OILWELL VARCO INC    COM             637071101      753     15,000   SH        SOLE                      15,000
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NEXEN INC                     COM             65334H102      697     30,000   SH        SOLE                      30,000
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NOBLE CORPORATION             SHS             G65422100   17,560    400,000   SH        SOLE                     400,000
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OCEANEERING INTL INC          COM             675232102    3,658     68,603   SH        SOLE                      68,603
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OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106   17,604    120,000   SH        SOLE                     120,000
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OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106   10,269     70,000   SH  CALL  SOLE                      70,000
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PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408      879     20,000   SH  CALL  SOLE                      20,000
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PLAINS EXPL& PRODTN CO        COM             726505100    2,405     68,400   SH        SOLE                      68,400
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POWERSHARES ETF TRUST         WNDRHLL CLN EN  73935X500    7,430    500,000   SH        SOLE                     500,000
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PRIDE INTL INC DEL            COM             74153Q102      888     30,000   SH        SOLE                      30,000
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SCHLUMBERGER LTD              COM             806857108      390      5,000   SH        SOLE                       5,000
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SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506    3,165     50,000   SH  PUT   SOLE                      50,000
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SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B  833635105      504     20,000   SH        SOLE                      20,000
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SPDR TR                       UNIT SER 1      78462F103   14,499    125,000   SH  PUT   SOLE                     125,000
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TIDEWATER INC                 COM             886423102      830     15,000   SH        SOLE                      15,000
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TRINITY INDS INC              COM             896522109      257     10,000   SH        SOLE                      10,000
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WEATHERFORD INTERNATIONAL LT  COM             G95089101      629     25,000   SH        SOLE                      25,000
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WILLBROS GROUP INC            COM             969199108    1,953     73,700   SH        SOLE                      73,700
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